Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Marketable Securities [Abstract]
Marketable securities, cost	$ 15,473	$ 15,919
Marketable securities, market value	17,282	16,327
Unrealized gain (loss) on marketable securities	1,401	1,999	$ (1,860)
Proceeds from sale of marketable securities	6,580	920	6,798
Realized gain from sale of marketable securities	$ 609	$ 69	$ 526